WARRANTS AND OPTIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Schedule Of Private Placement Warrants Activity [Table Text Block]
			Weighted
			Average
			Remaining
		Weighted	Contractual
	Number of	Average	Life
	Shares	Exercise Price	(Years)

Balance, December 31, 2012	63,052,965	$0.89	1.94
Options/warrants granted	1,825,000	0.55	6.75
Options/warrants cancelled	-	-	-
Options/warrants expired	(5,498,940)	2.31	-

Balance, June 30, 2013	59,379,025	$0.75	1.96

			Weighted
			Average
			Remaining
		Weighted	Contractual
	Number of	Average	Life
	Shares	Exercise Price	(Years)

Balance, December 31, 2010	37,534,054	$0.92	2.52
Options/warrants granted	4,921,600	0.75	3.82
Options/warrants cancelled	(200,000)	0.53	-
Options/warrants exercised	-	-	-
Options/warrants expired	(37,500)	1.88	-

Balance, December 31, 2011	42,218,154	0.90	2.18
Options/warrants granted	21,022,401	0.88	3.46
Options/warrants cancelled	-	-	-
Options/warrants exercised	(150,000)	0.25	-
Options/warrants expired	(37,500)	1.88	-

Balance, December 31, 2012	63,053,055	$0.89	1.94